Interest and investment income, net (Tables)	12 Months Ended
Dec. 31, 2023
Interest and investment income, net
Schedule of interest and investment income, net

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Unrealized investment income/(loss) of short-term investments	8,078,064	(40,405,563)	(202,012,339)	(28,452,843)
Realized investment income of short-term investments	116,288,421	154,931,404	300,705,577	42,353,495
Unrealized investment (loss)/income of long-term investments	(24,635,329)	(58,356,978)	645,974,321	90,983,580
Realized investment (loss)/income of long-term investments	—	(8,550,287)	(659,477,110)	(92,885,408)
Investment income of structured deposits	6,026,140	3,815,277	59,394,774	8,365,579
Interest income	27,634,511	54,793,874	110,747,398	15,598,445
Income from the repurchase of convertible senior notes	12,046,522	10,028,456	—	—
Interest expense of convertible senior notes	(15,982,460)	(3,439,972)	—	—
	129,455,869	112,816,211	255,332,621	35,962,848

Schedule of gain/(loss) on derivative instruments

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Unrealized investment income/(loss) of derivative instruments	17,375,517	(180,503,919)	(149,741,836)	(21,090,696)
Realized investment income of derivative instruments	—	110,083,438	303,576,774	42,757,894
	17,375,517	(70,420,481)	153,834,938	21,667,198